Accounts Receivable - Schedule of an Aged Analysis of Accounts Receivables (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	$ 4,489,706	$ 6,531,667
Allowance for doubtful accounts	(571,148)	(46,722)
Accounts receivable, net	3,918,558	$ 6,484,945
Within 90 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	3,662,763
Allowance for doubtful accounts	(33,988)
Accounts receivable, net	3,628,775
91-180 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	243,293
Allowance for doubtful accounts	(524)
Accounts receivable, net	242,769
181-365 days [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	23,992
Allowance for doubtful accounts	(3,377)
Accounts receivable, net	20,615
Greater than 1 year [Member]
Schedule of an Aged Analysis of Accounts Receivables [Line Items]
Accounts receivable, gross	559,658
Allowance for doubtful accounts	(533,259)
Accounts receivable, net	$ 26,399